Equity	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Equity

Note 10. Equity

a. Stock-based compensation plans

Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”) and performance stock units ("PSUs") were allocated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	U.S $ in thousands		U.S $ in thousands
Cost of sales	$497	$541	$900	$895
Research and development, net	1,702	1,511	3,259	2,270
Selling, general and administrative	3,912	4,041	6,859	7,157
Total stock-based compensation expenses	$6,111	$6,093	$11,018	$10,322

A summary of the Company’s stock option activity for the six months ended June 30, 2020 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2020	1,961,532	$31.16
Granted	360,000	17.10
Exercised	(2,237)	8.09
Forfeited	(76,753)	28.74
Options outstanding as of June 30, 2020	2,242,542	$29.01
Options exercisable as of June 30, 2020	1,732,704	$32.24

As of June 30, 2020, the unrecognized compensation cost of $2.96 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 3.1 years.

15

STRATASYS LTD.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (UNAUDITED)

A summary of the Company’s RSUs and PSUs activity for the six months ended June 30, 2020 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2020	2,362,991	$24.10
Granted	1,189,436	18.17
Vested	(587,225)	23.57
Forfeited	(286,091)	22.45
Unvested as of June 30, 2020	2,679,111	$21.76

The fair value of RSUs and PSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.

As of June 30, 2020, the unrecognized compensation cost of $48.8 million related to all unvested, equity-classified RSUs and PSUs is expected to be recognized as expense over a weighted-average period of 2.8 years.

b. Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the six months ended June 30, 2020 and 2019, respectively:

	Six months ended June 30, 2020
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2020	$(10)	$(7,706)	$(7,716)
Other comprehensive income (loss) before reclassifications	856	(1,667)	(811)
Amounts reclassified from accumulated other comprehensive loss	33	-	33
Other comprehensive income (loss)	889	(1,667)	(778)
Balance as of June 30, 2020	$879	$(9,373)	$(8,494)

16

STRATASYS LTD.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (UNAUDITED)

	Six months ended June 30, 2019
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
		U.S. $ in thousands
Balance as of January 1, 2019	$(627)	$(7,126)	$(7,753)

Other comprehensive income (loss) before reclassifications	1,277	(444)	833
Amounts reclassified from accumulated other comprehensive loss	(127)	-	(127)
Other comprehensive income (loss)	1,150	(444)	706
Balance as of June 30, 2019	$523	$(7,570)	$(7,047)